UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 03/31/2006

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       1/25/2006


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 39415


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	 COM   		022095103     	492         6950     SH     SOLE      N/A        6950
AMERICAN INTL GRP    	         COM   		026874107    	1490       22547     SH     SOLE      N/A       22547
AMGEN INC                        COM   		031162100    	1979       27200     SH     SOLE      N/A       25800
AUTOMATIC DATA     	         COM   		053015103      	617        13500     SH     SOLE      N/A       11600
BANK OF AMERICA CORP             COM   		06605F102    	2208       48490     SH     SOLE      N/A       48372
BLACK & DECKER                	 COM   		091797100      	248	    2850     SH     SOLE      N/A        2850
BP PLC/SPONSORED ADR             COM   		055622104       823        11944     SH     SOLE      N/A       11944
BRISTOL MYERS SQUIBB             COM   		110122108       548        22252     SH     SOLE      N/A       23012
BURLINGTON RESOURCES             COM   		122014103       919        10000     SH     SOLE      N/A       10000
CATERPILLAR INC DEL           	 COM   		149123101       926        12900     SH     SOLE      N/A       12900
CHEVRONTEXACO CORP.     	 COM   		166764100     	1525       26301     SH     SOLE      N/A       25673
COCA-COLA CO.                    COM   		191216101      	965        23059     SH     SOLE      N/A       28825
COLGATE POLMOLIVE                COM   		194162103       1005	   17600     SH     SOLE      N/A       15800
COMMERCE BANCSHRS                COM   		200525103       241	    4660     SH     SOLE      N/A        4780
CONOCO PHILLIPS                  COM   		20825C104       518         8200     SH     SOLE      N/A        8200
DENTSPLY                         COM  		249030107       448         7700     SH     SOLE      N/A        6100
DST                              COM   		233326107       203         3500     SH     SOLE      N/A        3500
EXXON MOBIL CORP                 COM  		30231G102       467         7675     SH     SOLE      N/A        6015
GENERAL DYNAMICS              	 COM   		369604103       327         5110     SH     SOLE      N/A        2555
GENERAL ELECTRIC CO.             COM   		369604103       2327       66920     SH     SOLE      N/A       65320
GILEAD SCIENCES               	 COM   		375558103       2520       40500     SH     SOLE      N/A       40500
GRANT PRIDECO                 	 COM   		38821G101       917        21400     SH     SOLE      N/A       21400
HCA THE HEATHCARE CO.            COM   		404119109       835        18235     SH     SOLE      N/A       18235
HEWLETT PACKARD CO.		 COM		428236103	217	    6600     SH	    SOLE      N/A	 6600
INT'L BUSINESS MACHINES          COM   		459200101       1407       17057     SH     SOLE      N/A       15257
JANUS CAPITAL GROUP, INC.        COM   		47102X105       748        32302     SH     SOLE      N/A       32302
JOHNSON & JOHNSON                COM   		478160104       623        10525     SH     SOLE      N/A       10825
KANSAS CITY SOUTHN               COM   		485170104       327        13246     SH     SOLE      N/A       13246
L-3 COMM.  HLDGS      	         COM   		502424104       871        10150     SH     SOLE      N/A       10150
LOWE'S COMPANIES              	 COM   		548661107       358         5550     SH     SOLE      N/A        5550
NABORS INDUSTRIES LTD            COM   		G6359F103       766        10700     SH     SOLE      N/A       10700
ONEOK INC.                    	 COM   		682680103       677        21000     SH     SOLE      N/A       15900
PEPSICO INC                   	 COM   		713448108       373         6460     SH     SOLE      N/A        6460
PROCTOR & GAMBLE              	 COM   		742718109       805        13965     SH     SOLE      N/A       12765
SCHLUMBERGER, LTD             	 COM  		806857108       1139        9000     SH     SOLE      N/A        9000
SEALED AIR                    	 COM    	81211K100       405         6993     SH     SOLE      N/A        6993
TEVA PHARM INDUSTRIES ADR        COM    	881624209       1328       32239     SH     SOLE      N/A       32647
THERMO ELECTON CORP              COM    	883556102       1764       47550     SH     SOLE      N/A       47550
U.S. BANCORP NEW                 COM    	902973304       519        17000     SH     SOLE      N/A       25000
VALERO ENERGY CORP               COM    	91913Y100       287         4800     SH     SOLE      N/A        4800
WADDELL & REED                   COM    	930059100       351        15211     SH     SOLE      N/A       30211
WEATHERFORD INT'L INC            COM    	947074100       3902       85300     SH     SOLE      N/A       85300